SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$493	$633	$103	$—
Net investment income, including reinsurance funds withheld	1,345	109	57	71
Segment revenues(1)(2)	1,838	742	160	71	$2,811
Policyholder benefits, net	(442)	(474)	(78)	—
Interest sensitive contract benefits, excluding index credits	(500)	—	(6)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(225)	(127)	(11)	—
Other insurance and reinsurance expenses(3)	(122)	—	—	—
Operating expenses, excluding transactions costs	(139)	(76)	(25)	(19)
Interest expense	—	—	—	(82)
Income tax expense, net	—	—	—	(87)
Segment DOE	$410	$65	$40	$(117)	$398
Depreciation and amortization expenses					(52)
Deferred income tax expense relating to basis and other changes					(4)
Transaction costs					(14)
Mark-to-market gains on investments, including reinsurance funds withheld					237
Mark-to-market losses on insurance contracts and other net assets					(49)
Net income					$516

FOR THE THREE MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$773	$750	$193	$—
Net investment income, including reinsurance funds withheld	924	128	110	35
Segment revenues(1)(2)	1,697	878	303	35	$2,913
Policyholder benefits, net	(747)	(599)	(129)	—
Interest sensitive contract benefits, excluding index credits	(311)	—	(26)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(148)	(117)	(11)	—
Other insurance and reinsurance expenses(3)	(46)	—	—	—
Operating expenses, excluding transactions costs	(129)	(129)	(62)	(21)
Interest expense	—	—	—	(95)
Income tax recovery (expense), net	(46)	4	(12)	9
Segment DOE	$270	$37	$63	$(72)	$298
Depreciation and amortization expenses					(34)
Deferred income tax recovery relating to basis and other changes					343
Transaction costs					(137)
Mark-to-market losses on investments, including reinsurance funds withheld					(5)
Mark-to-market losses on insurance contracts and other net assets					(196)
Net income					$269

FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,045	$1,281	$204	$—
Net investment income, including reinsurance funds withheld	2,666	213	108	141
Segment revenues(1)(2)	3,711	1,494	312	141	$5,658
Policyholder benefits, net	(973)	(910)	(163)	—
Interest sensitive contract benefits, excluding index credits	(984)	—	(13)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(447)	(237)	(18)	—
Other insurance and reinsurance expenses(3)	(214)	—	—	—
Operating expenses, excluding transactions costs	(261)	(164)	(46)	(48)
Interest expense	—	—	—	(162)
Income tax expense, net	—	—	—	(183)
Segment DOE	$832	$183	$72	$(252)	$835
Depreciation and amortization expenses					(116)
Deferred income tax recovery relating to basis and other changes					179
Transaction costs					(55)
Mark-to-market gains on investments, including reinsurance funds withheld					27
Mark-to-market losses on insurance contracts and other net assets					(636)
Net income					$234

FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,425	$1,541	$393	$—
Net investment income, including reinsurance funds withheld	1,387	231	221	83
Segment revenues(1)(2)	2,812	1,772	614	83	$5,281
Policyholder benefits, net	(1,426)	(1,139)	(316)	—
Interest sensitive contract benefits, excluding index credits	(467)	—	(26)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(175)	(305)	(21)	—
Other insurance and reinsurance expenses(3)	(69)	—	—	—
Operating expenses, excluding transactions costs	(204)	(194)	(119)	(21)
Interest expense	—	—	—	(167)
Income tax recovery (expense), net	(46)	2	(12)	1
Segment DOE	$425	$136	$120	$(104)	$577
Depreciation and amortization expenses					(56)
Deferred income tax recovery relating to basis and other changes					328
Transaction costs					(149)
Mark-to-market gains on investments, including reinsurance funds withheld					178
Mark-to-market losses on insurance contracts and other net assets					(272)
Net income					$606
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(1)For the three and six months ended June 30, 2025 and 2024, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and equity attributable to each segment.

AS OF JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$117,709	$13,214	$9,089	$8,881	$148,893
Liabilities	109,792	9,600	7,695	5,967	133,054
Equity	7,917	3,614	1,394	2,914	15,839

AS OF DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$112,931	$14,269	$7,708	$5,045	$139,953
Liabilities	105,724	9,574	6,510	5,069	126,877
Equity	7,207	4,695	1,198	(24)	13,076

Schedule of Segment Non-current Assets
The following table shows the breakdown of total assets by jurisdiction.

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
United States	$135,421	$130,051
Canada	5,469	5,238
Bermuda	3,743	4,202
Other	4,260	462
Total assets	$148,893	$139,953

Schedule of Total Revenue by Jurisdiction
The breakdown of total revenue by jurisdiction follows.

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
United States	$2,570	$1,977	$5,087	$4,022
Canada	61	278	155	394
Bermuda	105	30	84	149
Other(1)	301	617	329	822
Total revenue	$3,037	$2,902	$5,655	$5,387
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(1)No other country greater than 10%.